Derivative instruments and hedging activities - Offsetting of derivatives and related collateral amounts (Parenthetical) (Detail) - JPY (¥) ¥ in Billions	Mar. 31, 2023	Mar. 31, 2022
Derivative Instruments and Hedging Activities [Abstract]
Gross balances of derivative assets, not subject to enforceable master netting arrangements or similar agreements	¥ 479	¥ 458
Gross balances of derivative liabilities, not subject to enforceable master netting arrangements or similar agreements	753	671
Cash collateral receivables against net derivative liabilities	1,591	1,431
Cash collateral payables against net derivative assets	2,205	1,960
Cash collateral receivables, not being offset against net derivatives	298	359
Cash collateral payables, not being offset against net derivatives	¥ 673	¥ 652